Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap		$ 216
Equity hedge asset	$ 485	1,114
Class B Series Three common share liability		10,449
Conversion right on US$ 6.25% Convertible Debentures		190
Net liabilities		9,741
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap		216
Equity hedge asset	$ 485	1,114
Class B Series Three common share liability		10,449
Net liabilities		9,551
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on US$ 6.25% Convertible Debentures		190
Net liabilities		$ 190